                     PORTFOLIO STRUCTURE AND OUR COMPANIES

 Dear Fellow and Future Shareholders:

     We are pleased to present for your review the semi-annual report for the Trainer, Wortham Funds. Contained herein are our views on investment opportunities and our general market outlook.

     We continue to concentrate our investments for First Mutual Fund in the Broadcasting, Pharmaceutical and Financial sectors of the market. These three groups continue to offer high returns on invested capital, increased cash flow and are selling below their intrinsic values.

     The "Asian" flu, as it is now referred to, has created many investment opportunities. We have been buying both Schlumberger and Texaco as we enter the new year. These two world class companies are leaders in the energy sector and have little or no exposure to Asia. Energy demand worldwide continues to increase and oil supplies are being depleted and are becoming costly to find. Schlumberger, the world leader in oil well services, is currently selling at only a 14% premium to the market multiple compared to 115% ten years ago when oil supplies were greater than today. Texaco has become an oil production company by selling its chemical operation and spinning off its refining operations. The company should sell at a higher multiple of invested capital since it is now only operating a high margin business.

     In the financial sector, Citicorp is a company offering 20% returns on invested capital yet is currently selling at a discount multiple versus other banks. The Company has operated in Asia since 1902 and weathered many other financial problems in this part of the world. If one looks at the Mexican crisis in 1994 - 1995, Citicorp had 20% of its earnings exposed to Latin America. During the crisis the Company actually gained market share and reported earnings up 12% in 1995. The stock declined 11% during the crisis while it rose 62% in 1996.

     Our portfolios should continue to benefit from the long term positive trend of the markets. We view the trading range of the Dow Jones as 7500 to 8500. Although there may be some consolidation along the way, we look for good earnings for our companies, continued growth and stable to lower interest rates as we enter the new year. The Total Return Bond Fund remains fully invested in quality issues and is offering a competitive yield to its shareholders.
                             THE MARKETS & ECONOMY

     As we formulate our expectations for 1998, we can't help think that the general consensus of doom and gloom for financial markets - due to slow growth for profits and continued "Asian" flu is again off base. While we may experience some added volatility as investors and institutions sort out the impact of the Asian situation we should remember that:
                     "THE MARKET CLIMBS A WALL OF WORRY"

     In an environment of low inflation and declining interest rates, financial assets grow in value. Much has been said this past year about Market volatility. Remember, the most volatile markets in history were realized during 1973 - 1974 and 1987 - 1988 when the economic and financial landscape was not at all similar to what we have today. We continue our pursuit of finding those companies that offer high return on capital, where market expectations are unreasonable and therefore the companies will offer greater reward and lower risk profiles.

 Respectfully,

 /s/ DAVID P. COMO

 DAVID P. COMO, President
 Trainer, Wortham Funds

                                                             /s/ JOHN D. KNOX
                                                 JOHN D. KNOX, Vice President
                                                       Trainer, Wortham Funds

 February 3, 1998

TRAINER, WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                       MARKET
 SHARES                                                                                 VALUE
--------                                                                             -----------
             COMMON STOCKS - 99.07%
             CONSUMER PRODUCTS - 4.71%
  20,000     Blyth Industries, Inc.*............................................     $   598,750
  30,200     PepsiCo, Inc.......................................................       1,100,412
                                                                                     -----------
                                                                                       1,699,162
                                                                                     -----------
             DIVERSIFIED OPERATIONS - 12.24%
  55,000     ChemFirst, Inc. ...................................................       1,553,750
  35,000     Federal-Mogul Corp.................................................       1,417,500
  32,500     Thermo Electron Corp.*.............................................       1,446,250
                                                                                     -----------
                                                                                       4,417,500
                                                                                     -----------
             FINANCIAL - 17.39%
  30,000     Banc One Corp. ....................................................       1,629,375
  17,500     BankBoston Corp. ..................................................       1,643,906
  28,000     Fannie Mae.........................................................       1,597,750
  15,000     Hartford Financial Services Group, Inc. ...........................       1,403,438
                                                                                     -----------
                                                                                       6,274,469
                                                                                     -----------
             MEDIA - RADIO/TV - 10.07%
  60,000     CBS Corp. .........................................................       1,766,250
  40,000     Sinclair Broadcast Group, Inc., Cl. A*.............................       1,865,000
                                                                                     -----------
                                                                                       3,631,250
                                                                                     -----------
             MEDICAL - PHARMACEUTICAL - 18.67%
  32,500     Amgen, Inc.........................................................       1,759,063
  60,000     First New England Dental Centers, Inc.* (Note 4)...................         510,000
  22,500     Johnson & Johnson..................................................       1,482,188
  20,000     Lilly (Eli) & Co. .................................................       1,392,500
  15,000     Merck & Co., Inc. .................................................       1,593,750
                                                                                     -----------
                                                                                       6,737,501
                                                                                     -----------
             OIL & GAS SERVICES - 16.60%
  27,000     Baker Hughes, Inc. ................................................       1,177,875
 220,000     Queen Sand Resources, Inc.*........................................       1,368,114
  22,500     Schlumberger, Ltd. ................................................       1,811,250
  30,000     Texaco, Inc........................................................       1,631,250
                                                                                     -----------
                                                                                       5,988,489
                                                                                     -----------
             RETAIL - 7.68%
  35,000     Cendant Corp.*.....................................................       1,203,125
  50,000     Warnaco Group, Inc., Cl. A.........................................       1,568,750
                                                                                     -----------
                                                                                       2,771,875
                                                                                     -----------

TRAINER, WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                       MARKET
 SHARES                                                                                 VALUE
--------                                                                             -----------
             TECHNOLOGY & COMPUTERS - 11.71%%
  22,500     Cisco Systems, Inc.*...............................................     $ 1,254,375
  22,500     Computer Associates International, Inc. ...........................       1,189,687
  12,500     Intel Corp. .......................................................         878,125
  25,000     National Data Corp. ...............................................         903,125
                                                                                     -----------
                                                                                       4,225,312
                                                                                     -----------
                 TOTAL COMMON STOCKS (COST $28,511,549).........................      35,745,558
                                                                                     -----------
             SHORT TERM INVESTMENTS - 2.56%
 924,346     UMB Bank, Money Market Fiduciary, 4.438%
             (Cost $924,346)....................................................         924,346
                                                                                     -----------
                 TOTAL INVESTMENTS (COST $29,435,895**) - 101.63%...............      36,669,904
                 OTHER LIABILITIES LESS OTHER ASSETS - (1.63)%..................        (590,596)
                                                                                     -----------
             NET ASSETS - 100.00%...............................................     $36,079,308
                                                                                     ============
*  Non-income producing security
** Cost for Federal income tax purposes is $29,435,895 and net unrealized appreciation consists of:
             Gross unrealized appreciation......................................     $ 7,648,822
             Gross unrealized depreciation......................................        (414,813)
                                                                                     -----------
                 Net unrealized appreciation....................................     $ 7,234,009
                                                                                     ============

The notes to financial statements are an integral part of these statements.

TRAINER, WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1997
--------------------------------------------------------------------------------

PRINCIPAL                                                                              MARKET
 AMOUNT                                                                                 VALUE
--------                                                                             -----------
              FIXED INCOME SECURITIES - 93.04%
              U.S. GOVERNMENT TREASURY - 22.77%
$ 50,000      U.S. Treasury Notes, 8.000%, 08/15/99.............................     $    51,781
  50,000      U.S. Treasury Notes, 7.750%, 11/30/99.............................          51,873
 500,000      U.S. Treasury Notes, 6.375%, 09/30/01.............................         510,505
 650,000      U.S. Treasury Notes, 6.375%, 08/15/02.............................         667,017
 350,000      U.S. Treasury Notes, 7.250%, 05/15/04.............................         377,828
 500,000      U.S. Treasury Notes, 6.500%, 10/15/06.............................         523,770
 150,000      U S. Treasury Notes, 6.250%, 08/15/23.............................         154,464
                                                                                     -----------
                  TOTAL U.S. GOVERNMENT TREASURY (COST $2,295,218)..............       2,337,238
                                                                                     -----------
              U.S. GOVERNMENT AGENCY - 23.61%
 464,555      Federal Home Loan Mortgage Corp. Gold, Pool #E65534, 6.500%,
              10/01/11..........................................................         465,716
   4,927      Federal National Mortgage Association Pool #041474, 7.500%,
              04/01/17..........................................................           5,044
  10,885      Federal Home Loan Mortgage Corp., Pool #141248, 7.500%,
              07/01/17..........................................................          11,140
   3,715      Federal National Mortgage Association, Pool #134195, 7.500%,
              10/01/21..........................................................           3,803
 738,304      Federal Home Loan Mortgage Corp. Gold, Pool #D72664, 7.000%,
              07/01/26..........................................................         745,456
 208,884      Federal Home Loan Mortgage Corp. Gold, Pool #C80442, 7.000%,
              10/01/26..........................................................         210,908
 496,396      Government National Mortgage Association, Pool #372399, 6.500%,
              02/15/27..........................................................         491,587
 494,155      Government National Mortgage Association, Pool #407955, 6.500%,
              10/15/27..........................................................         489,368
                                                                                     -----------
                  TOTAL U.S. GOVERNMENT AGENCY (COST $2,344,695)................       2,423,022
                                                                                     -----------
              CORPORATE BONDS - 46.66%
 150,000      Associates Corp. of North America, 6.740%, 08/13/99...............         151,688
 110,000      General Motors Acceptance Corp., 8.400%, 10/15/99.................         114,263
 200,000      Banco LatinoAmericano, 6.690%, 12/23/99 (Note 4)..................         199,000
 250,000      WFS Financial Owner Trust, 1997-D A2, 6.200%, 09/20/00............         250,125
 160,000      Ford Motor Credit Co., 7.020%,10/10/00............................         163,800
 200,000      Sears Roebuck Acceptance Corp., 5.870%, 01/08/01..................         198,500
 150,000      Morgan Stanley Group, Inc., 9.375%, 06/15/01......................         164,625
 200,000      WFS Financial Owner Trust, 1997-B A3, 6.300%, 07/20/01............         201,319
 500,000      Olympic Automobile Receivables Trust, 1997-A A3, 6.400%,
              09/15/01..........................................................         501,437
 200,000      Homeside Lending, Inc., 6.875%, 06/30/02..........................         204,000
 200,000      Scholastic Corp., 7.000%, 12/15/03................................         204,250
 289,286      Province Of Tucuman, 9.450%, 08/01/04 (Note 4)....................         283,500
 250,000      Hydro-Quebec, 6.720%, 03/16/05....................................         254,063
 350,000      Lehman Large Loan, 1997-LLI A2, 6.840%, 09/12/06..................         358,531
 200,000      Salomon Smith Barney Holdings Inc., 7.125%, 10/01/06..............         208,500
 100,000      Union Pacific Resources Corp., 7.000%, 10/15/06...................         104,250

TRAINER, WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1997
--------------------------------------------------------------------------------

PRINCIPAL                                                                              MARKET
 AMOUNT                                                                                 VALUE
--------                                                                             -----------
$500,000      Comp De Desarollo Aeropu, 10.190%, 05/31/11 (Note 4)..............     $   534,675
 350,000      Poland-Global Registered, 3.750%, 10/27/24........................         238,000
 200,000      Empresa Nacional Electric, 7.875%, 02/01/27.......................         206,500
 246,113      BA Mortgage Securities, Inc.,1997-2 1A3, 7.400%, 10/25/27.........         248,784
                                                                                     -----------
                  TOTAL CORPORATE BONDS (COST $4,756,709).......................       4,789,810
                                                                                     -----------
                  TOTAL FIXED INCOME SECURITIES (COST $9,396,622)...............       9,550,070
                                                                                     -----------

 SHARES
---------
              SHORT TERM INVESTMENTS - 5.91%
  607,089     UMB Bank, Money Market Fiduciary, 4.438% (Cost $607,089)..........         607,089
                                                                                     -----------
                  TOTAL INVESTMENTS (COST $10,003,711**) - 98.95%...............      10,157,159
                  OTHER ASSETS LESS OTHER LIABILITIES - 1.05%...................         107,307
                                                                                     -----------
                  NET ASSETS - 100.00%                                               $10,264,466
                                                                                     ===========
** Cost for Federal income tax purposes is $10,003,711 and net unrealized appreciation consists of:
              Gross unrealized appreciation.....................................     $   182,724
              Gross unrealized depreciation.....................................         (29,276)
                                                                                     -----------
                  Net unrealized appreciation...................................     $   153,448
                                                                                     ===========

The notes to financial statements are an integral part of these statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 TOTAL
                                                                 FIRST          RETURN
                                                                MUTUAL           BOND
                                                              -----------     -----------
ASSETS
  Investments in securities at market value (identified cost
    $29,435,895 and $10,003,711, respectively)
    (Notes 1 and 4).........................................  $36,669,904     $10,157,159
  Cash......................................................            0           1,563
  Receivables:
    Dividends and interest..................................       35,617          97,865
    Capital stock sold......................................       56,611               0
  Reimbursement due from Advisor............................            0           4,718
  Deferred organizational costs (Note 1)....................            0           9,011
                                                              -----------     -----------
    TOTAL ASSETS............................................   36,762,132      10,270,316
                                                              -----------     -----------
LIABILITIES
  Payables:
    Investment securities purchased.........................      569,194               0
    Capital stock redeemed..................................       36,359               0
  Accrued expenses..........................................       77,271           5,850
                                                              -----------     -----------
    TOTAL LIABILITIES.......................................      682,824           5,850
                                                              -----------     -----------
NET ASSETS
  (applicable to outstanding shares of 3,220,990 and
    1,004,814, respectively; unlimited shares of $0.001 par
    value authorized).......................................  $36,079,308     $10,264,466
                                                              ===========     ===========
  Net asset value, offering and redemption price per
    share...................................................  $     11.20     $     10.22
                                                              ===========     ===========
SOURCE OF NET ASSETS
  Paid-in capital...........................................  $28,756,149     $10,125,814
  Undistributed net investment loss.........................     (128,793)         (2,144)
  Accumulated net realized gain (loss) on investments.......      217,943         (12,652)
  Net unrealized appreciation of investments................    7,234,009         153,448
                                                              -----------     -----------
    NET ASSETS..............................................  $36,079,308     $10,264,466
                                                              ===========     ===========

The notes to financial statements are an integral part of these statements.

STATEMENTS OF OPERATIONS
DECEMBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  TOTAL
                                                                    FIRST         RETURN
                                                                    MUTUAL         BOND
                                                                  ----------     --------
INVESTMENT INCOME
  Dividends.....................................................  $  180,775     $      0
  Interest......................................................      13,297      309,827
                                                                  ----------     --------
    TOTAL INCOME................................................     194,072      309,827
                                                                  ----------     --------
EXPENSES
  Advisory fees (Note 3)........................................     133,603       20,753
  Distribution expense (Note 3).................................      44,534            0
  Administrator expense.........................................      27,999        6,027
  Transfer agent fees...........................................      15,745       11,052
  Bookkeeping and pricing.......................................      17,218       13,775
  Insurance expense.............................................       7,596        1,474
  Custodian fees................................................       4,364        4,059
  Legal expense.................................................      14,066        1,352
  Registration expense..........................................      16,794       14,758
  Organizational expense (Note 1)...............................           0        1,209
  Independent accountants.......................................       5,544        2,252
  Other.........................................................      15,820        2,929
  Trustees' fees and expenses...................................      12,007        2,299
  Reports to shareholders.......................................       7,575        1,352
                                                                  ----------     --------
    TOTAL EXPENSES..............................................     322,865       83,291
    Expenses waived and reimbursed..............................           0      (27,949)
                                                                  ----------     --------
    NET EXPENSES................................................     322,865       55,342
                                                                  ----------     --------
    NET INVESTMENT INCOME (LOSS)................................    (128,793)     254,485
                                                                  ----------     --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions..................   1,272,278       72,540
  Net change in unrealized appreciation of investments..........   3,050,423      102,759
                                                                  ----------     --------
  Net realized and unrealized gain on investments...............   4,322,701      175,299
                                                                  ----------     --------
  Net increase in net assets resulting from operations..........  $4,193,908     $429,784
                                                                  ==========     ========

The notes to financial statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             FIRST MUTUAL              TOTAL RETURN BOND
                                      --------------------------   --------------------------
                                       SIX MONTHS                   SIX MONTHS
                                         ENDED          YEAR          ENDED         PERIOD
                                      DECEMBER 31,      ENDED      DECEMBER 31,      ENDED
                                          1997        JUNE 30,         1997        JUNE 30,
                                      (UNAUDITED)       1997       (UNAUDITED)      1997(1)
                                      ------------   -----------   ------------   -----------
OPERATIONS

  Net investment income (loss)....... $  (128,793)   $  (302,382)  $   254,485    $   283,800
  Net realized gain (loss) on
    investments......................   1,272,278      6,971,549        72,540        (11,462)
  Net change in unrealized
    appreciation (depreciation) of
    investments......................   3,050,423     (4,283,207)      102,759         50,689
                                      -----------    -----------   -----------     ----------
  Net increase in net assets
    resulting from operations........   4,193,908      2,385,960       429,784        323,027
                                      -----------    -----------   -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment
    income...........................           0              0      (262,403)      (280,953)
  Distributions from realized gains
    on investments...................  (6,718,173)    (5,294,139)      (70,764)             0
  Distributions in excess of realized
    gains on investments.............           0              0             0         (1,820)
                                      -----------    -----------   -----------     ----------
    Total Distributions..............  (6,718,173)    (5,294,139)     (333,167)      (282,773)
                                      -----------    -----------   -----------     ----------
CAPITAL SHARE TRANSACTIONS
  Receipt from shares sold...........   3,354,757      2,803,809     2,375,262      9,697,178
  Receipt from shares issued on
    reinvestment of distributions....   6,279,709      4,863,382       311,886        270,553
  Shares redeemed....................  (4,679,634)    (3,257,407)     (998,702)    (1,528,582)
                                      -----------    -----------   -----------     ----------
  Net increase in net assets
    resulting from capital share
    transactions(a)..................   4,954,832      4,409,784     1,688,446      8,439,149
                                      -----------    -----------   -----------     ----------
    Total increase in net assets.....   2,430,567      1,501,605     1,785,063      8,479,403
NET ASSETS
  Beginning of period................  33,648,741     32,147,136     8,479,403              0
                                      -----------    -----------   -----------     ----------
  End of period...................... $36,079,308    $33,648,741   $10,264,466    $ 8,479,403
                                      ===========    ===========   ===========     ==========
  (a) Transactions in capital stock
    were:
      Shares sold....................     267,857        228,710       230,772        965,600
      Shares issued on reinvestment
         of distributions............     600,354        431,151        30,542         26,973
      Shares redeemed................    (370,962)      (263,223)      (97,704)      (151,369)
                                      -----------    -----------   -----------     ----------
      Net increase...................     497,249        396,638       163,610        841,204
      Beginning balance..............   2,723,741      2,327,103       841,204              0
                                      -----------    -----------   -----------     ----------
      Ending balance.................   3,220,990      2,723,741     1,004,814        841,204
                                      ===========    ===========   ===========     ==========

-------------------------------------------
(1) The Total Return Bond Fund commenced operations on October 1, 1996.

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                      FIRST MUTUAL
                             ---------------------------------------------------------------
                              SIX MONTHS
                                ENDED
                             DECEMBER 31,                 YEARS ENDED JUNE 30,
                                 1997       ------------------------------------------------
                             (UNAUDITED)     1997      1996       1995      1994      1993
                             ------------   -------   -------   --------   -------   -------
NET ASSET VALUE, BEGINNING
  OF PERIOD.................     $12.35      $13.81    $10.03     $ 8.21    $ 9.29    $ 8.49
                                -------     -------   -------    -------   -------   -------
  INCOME FROM INVESTMENT
  --------------------------
    OPERATIONS
    -----------
  Net investment loss.......      (0.04)      (0.11)    (0.09)     (0.09)    (0.09)    (0.06)
  Net gains (losses) on
    securities (both
    realized and
    unrealized).............       1.42        0.95      4.79       2.10     (0.13)     1.09
                                -------     -------   -------    -------   -------   -------
    Total from investment
      operations............       1.38        0.84      4.70       2.01     (0.22)     1.03
                                -------     -------   -------    -------   -------   -------
  LESS DISTRIBUTIONS
  ---------------------
  Dividends from net
    investment income.......       0.00        0.00      0.00       0.00      0.00      0.00
  Distributions from capital
    gains ..................      (2.53)      (2.30)    (0.92)     (0.19)    (0.86)    (0.23)
                                -------     -------   -------    -------   -------   -------
    Total distributions.....      (2.53)      (2.30)    (0.92)     (0.19)    (0.86)    (0.23)
                                -------     -------   -------    -------   -------   -------
NET ASSET VALUE, END OF
  PERIOD....................     $11.20      $12.35    $13.81     $10.03    $ 8.21    $ 9.29
                                =======     =======   =======    =======   =======   =======
TOTAL RETURN................     25.06%*      7.67%    49.12%     25.04%    (3.91%)   12.17%
RATIOS/SUPPLEMENTAL DATA
----------------------------
  Net assets, end of period
    (in 000's)..............    $36,079     $33,649   $32,147    $20,281   $21,446   $19,093
  Ratio of expenses to
    average net assets......      1.81%*      1.87%     1.74%      2.16%     1.97%     1.99%
  Ratio of net investment
    loss to average net
    assets..................     (0.72%)*    (0.96%)   (0.82%)    (0.77%)   (0.97%)   (0.61%)
  Portfolio turnover rate...        77%*       109%      107%       198%      178%      172%
  Average commission rate
    paid....................   $ 0.0675     $0.0601   $0.0683        N/A       N/A       N/A

-------------------------------------------
* Annualized

The notes to financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                         TOTAL RETURN
                                                                             BOND
                                                                    -----------------------
                                                                     SIX MONTHS
                                                                       ENDED        PERIOD
                                                                    DECEMBER 31,    ENDED
                                                                        1997       JUNE 30,
                                                                    (UNAUDITED)    1997(1)
                                                                    ------------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..............................      $10.08      $10.00
                                                                       -------      ------
  INCOME FROM INVESTMENT OPERATIONS
  ----------------------------------------
  Net investment income...........................................        0.27        0.41
  Net gains on securities (both realized and unrealized)..........        0.22        0.08
                                                                       -------      ------
    Total from investment operations..............................        0.49        0.49
                                                                       -------      ------
  LESS DISTRIBUTIONS
  ---------------------
  Dividends from net investment income............................       (0.28)      (0.40)
  Distributions from capital gains................................       (0.07)       0.00
  Distributions in excess of capital gains........................        0.00       (0.01)
                                                                       -------      ------
    Total distributions...........................................       (0.35)      (0.41)
                                                                       -------      ------
NET ASSET VALUE, END OF PERIOD....................................      $10.22      $10.08
                                                                       =======      ======
TOTAL RETURN......................................................       9.66%*      4.90%+
RATIOS/SUPPLEMENTAL DATA
----------------------------
  Net assets, end of period (in 000's)............................     $10,264      $8,479
  Ratio of expenses to average net assets
    before reimbursement of expenses by Advisor...................       1.81%*      2.01%*
    after reimbursement of expenses by Advisor....................       1.20%*      0.88%*
  Ratio of net investment income to average net assets
    before reimbursement of expenses by Advisor...................       4.91%*      4.53%*
    after reimbursement of expenses by Advisor....................       5.52%*      5.66%*
  Portfolio turnover rate.........................................        103%*       112%+
  Average commission rate paid....................................         N/A         N/A

-------------------------------------------
 (1) The Total Return Bond Fund commenced operations on October 1, 1996. + Since inception, not annualized.
* Annualized.

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1997
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer, Wortham First Mutual Funds (the "Trust") is an open-end management investment company which currently offers shares of three series: First Mutual Fund; Trainer, Wortham Total Return Bond Fund ("Total Return Bond Fund"); and Trainer, Wortham Emerging Growth Fund ("Emerging Growth Fund"), which furnishes a separate report. Each Series has distinct investment objectives and policies.

First Mutual Fund's primary investment objective is to seek capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest. The Total Return Bond Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk adjusted returns.

Due to the inherent risk in any investment program, no Fund can ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of a Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1997
--------------------------------------------------------------------------------

capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. ORGANIZATIONAL COSTS. Organizational costs for Total Return Bond Fund are being amortized on a straight-line basis over five years, commencing October 1, 1996.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the six-month period ended December 31, 1997 are as follows:

                                                               PURCHASES         SALES
                                                              -----------     -----------
First Mutual Fund...........................................  $14,325,414     $15,881,477
Total Return Bond Fund......................................    6,118,836       4,926,130

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer, Wortham & Co., Inc. (the "Advisor") is the investment advisor for the Trust pursuant to two separate investment advisory agreements (the "Agreements"). Under the terms of the Agreements, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the average daily net assets of First Mutual Fund and 0.45% of the average daily net assets of the Total Return Bond Fund.

For the six months ended December 31, 1997, the Trust paid the Advisor $133,603 in advisory fees on behalf of First Mutual Fund and $20,753 on behalf of Total Return Bond Fund. For the period October 1, 1996 (commencement of operations) through April 30, 1997, the Advisor voluntarily elected to waive advisory fees and reimburse other operating expenses to the extent necessary to cause total operating expenses not to exceed 0.75% for the Total Return Bond Fund. Effective May 1, 1997, the waiver and reimbursement was reduced on the Total Return Bond Fund to the extent that total operating expenses do not exceed 1.20%. For the six months ended December 31, 1997, the Advisor waived and reimbursed expenses amounting to $27,949 for Total Return Bond Fund. The Trust has adopted a Distribution Plan (the "Plan"), with respect to First Mutual Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Trust will reimburse FPS Broker Services, Inc. (the "Distributor"), the Trust's sole Underwriter and Distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the average daily net assets of First Mutual Fund. For the six months ended December 31, 1997, the Trust reimbursed the Distributor $44,534 on behalf of First Mutual Fund for distribution

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1997
--------------------------------------------------------------------------------

costs incurred. Distribution costs incurred by First Mutual include $12,000 paid to an affiliate of the investment advisor and $15,177 retained by FPS Broker Services, Inc. as compensation for their distribution services.

NOTE 4 - RESTRICTED SECURITIES
First Mutual and Total Return Bond Funds own certain investment securities which are restricted as to resale. Accordingly, these securities are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees, taking into consideration such factors including recent private sales, market conditions and the issuer's financial performance. At December 31, 1997, First Mutual and Total Return Bond Funds owned the following securities which may not be sold without registration under the Securities Act of 1933:

FIRST MUTUAL FUND

                             ACQUISITION              UNIT       MARKET
         SECURITY               DATE       SHARES     PRICE      VALUE      %TNA       COST
---------------------------  -----------   -------   -------   ----------   -----   ----------
First New England Dental
  Centers, Inc. ...........   10/23/96      60,000   $  8.50   $  510,000   1.41%   $  510,000

TOTAL RETURN BOND FUND

                             ACQUISITION              UNIT       MARKET
         SECURITY               DATE         PAR      PRICE      VALUE      %TNA       COST
---------------------------  -----------   -------   -------   ----------   -----   ----------
Banco LatinoAmericano
  6.690%, 12/23/99.........   12/19/96     200,000   $100.00   $  199,000   1.94%   $  200,000
Province of Tucuman
  9.450%, 08/01/04.........   08/15/97     300,000    100.00      283,500   2.76%      300,000
Comp De Desarollo Aeropu
  10.190%, 05/31/11........   07/16/97     500,000    111.36      534,675   5.21%      556,800
                                                               ----------   -----   ----------
                                                               $1,017,175   9.91%   $1,056,800
                                                               ==========   =====   ==========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1997
--------------------------------------------------------------------------------

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

                             TRAINER, WORTHAM FUNDS
                          845 Third Avenue, 6th Floor
                               New York, NY 10022

OFFICERS                                       AUDITORS
David P. Como                                  Briggs, Bunting & Dougherty, LLP
President                                      2121 Two Logan Square
H. Williamson Ghriskey, Jr.                    Philadelphia, PA 19103
Vice President/Treasurer                       CUSTODIAN
                                               UMB Bank KC, NA
John D. Knox                                   P.O. Box 412797
Vice President                                 Kansas City, MO 64141
Debra L. Clark                                 FUND ADMINISTRATION
Secretary                                      FPS Services, Inc.
                                               3200 Horizon Drive
INVESTMENT ADVISOR                             King of Prussia, PA 19406
Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
David Elias
Robert S. Lazar
Martin S. Levine
Theresa C. Thibadeau
James F. Twaddell

For more complete information including
charges and expenses, you may request
a prospectus by calling:

                                  800.257.4414

[TRAINER, WORTHAM FUNDS LOGO]

      845 Third Avenue/6th Floor, New York, New York 10022
      800.257.4414 - Fax: 415.288.1401

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1997

                         [TRAINER, WORTHAM FUNDS LOGO]
                               FIRST MUTUAL FUND
                             TOTAL RETURN BOND FUND

                                  800.257.4414